Annual Total Returns - Fidelity Managed Retirement 2020 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement 2020 Fund - Fidelity Advisor Managed Retirement 2020 Fund-Class I
Jul. 13, 2021
Bar Chart Table:
Annual Return 2010	13.21%
Annual Return 2011	(1.68%)
Annual Return 2012	12.90%
Annual Return 2013	17.63%
Annual Return 2014	5.80%
Annual Return 2015	0.01%
Annual Return 2016	7.07%
Annual Return 2017	13.31%
Annual Return 2018	(4.46%)
Annual Return 2019	16.19%